Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
9. Earnings per share
Basic EPS
The calculation of basic EPS is as follows:

	2023	2022	2021
Earnings[1] (£m)	110.4	682.7	637.7
Weighted average shares used in basic EPS calculation (m)	1,072.1	1,097.9	1,194.1
EPS	10.3p	62.2p	53.4p
Note
[1]Earnings is equivalent to profit for the year attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

	2023		2022		2021
Earnings[1] (£m)	110.4		682.7		637.7
Weighted average shares used in diluted EPS calculation (m)	1,094.0		1,116.4		1,215.3
Diluted EPS	10.1	p	61.2	p	52.5	p
[1]Earnings is equivalent to profit for the year attributable to equity holders of the parent.
Diluted EPS has been calculated based on the earnings amounts above. At 31 December 2023, options to purchase 25.2 million ordinary shares (2022: 19.7 million, 2021: 7.2 million) were outstanding, but were excluded from the computation of diluted earnings per share because the exercise prices of these options were greater than the average market price of the Group’s shares and, therefore, their inclusion would have been accretive.
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2023	2022	2021
	m	m	m
Weighted average shares used in basic EPS calculation	1,072.1	1,097.9	1,194.1
Dilutive share options outstanding	0.6	0.7	1.3
Other potentially issuable shares	21.3	17.8	19.9
Weighted average shares used in diluted EPS calculation	1,094.0	1,116.4	1,215.3

At 31 December 2023 there were 1,141,513,196 (2022: 1,141,427,296, 2021: 1,224,459,550) ordinary shares in issue, including 66,675,497 treasury shares (2022: 70,489,953, 2021: 70,489,953).